Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 505,448.68
Total Fee Amount	69.80
Total Offset Amount	0.00
Net Fee	$ 69.80
Offering Table N/A
Offset Table N/A	N/A